                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 1999
                                               ----------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Analytic/TSA Investors, Inc.
                 -------------------------------
   Address:      700 South Flower Street
                 -------------------------------
                 Suite 2400
                 -------------------------------
                 Los Angeles CA 90017
                 -------------------------------

Form 13F File Number: 28-801-51089
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marie Nastasi Arlt,
         -------------------------------
Title:   Vice-President
         -------------------------------
Phone:   213-688-3015
         -------------------------------

Signature, Place, and Date of Signing:

 /s/ Marie Nastasi Arlt              Los Angeles          5/14/99
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28-
           ---------------          ------------------------------------
[Repeat as necessary.]


                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----

------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                  Common        002824100      84.    1,791               1,791               1,791
------------------------------------------------------------------------------------------------------------------------------------
American General Corp.               Common        026351106   1,978.   28,059              28,059              28,059
------------------------------------------------------------------------------------------------------------------------------------
Allergan Inc.                        Common        018490102   1,364.   15,522              15,522              15,522
------------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc    Common        026874107   2,208.   18,308              18,308              18,308
------------------------------------------------------------------------------------------------------------------------------------
Allstate, Corp.                      Common        020002101   2,013.   54,327              54,327              54,327
------------------------------------------------------------------------------------------------------------------------------------
America Online Inc.                  Common        02364J104   2,691.   18,308              18,308              18,308
------------------------------------------------------------------------------------------------------------------------------------
Ascend Comm. Inc.                    Common        043491109      50.      597                 597                 597
------------------------------------------------------------------------------------------------------------------------------------



[Repeat as necessary]


                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----

------------------------------------------------------------------------------------------------------------------------------------
C.R. Bard, Inc.                      Common        067383109   1,245.   24,676              24,676              24,676
------------------------------------------------------------------------------------------------------------------------------------
Becton Dickinson & Co.               Common        075887109     564.   14,726              14,726              14,726
------------------------------------------------------------------------------------------------------------------------------------
Bell Atlantic Corp.                  Common        077853109   1,862.   36,019              36,019              36,019
------------------------------------------------------------------------------------------------------------------------------------
Bestfoods                            Common        08658U101     365.    7,761               7,761               7,761
------------------------------------------------------------------------------------------------------------------------------------
Bellsouth Corp.                      Common        079860102   2,208.   55,123              55,123              55,123
------------------------------------------------------------------------------------------------------------------------------------
Bristol Myers Squibb Co.             Common        110122108     102.    1,592               1,592               1,592
------------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp.              Common        101137107   1,649.   40,596              40,596              40,596
------------------------------------------------------------------------------------------------------------------------------------



[Repeat as necessary]


                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----

------------------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Companies, Inc.       Common        035229103   2,303.   30,248              30,248              30,248
------------------------------------------------------------------------------------------------------------------------------------
Carnival Corp.                       Common        143658102     329.    6,766               6,766               6,766
------------------------------------------------------------------------------------------------------------------------------------
Countrywide CR Inds. Inc.            Common        222372104   1,313.   35,024              35,024              35,024
------------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                        Common        166751107      35.      398                 398                 398
------------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp.                Common        16161A108      16.      199                 199                 199
------------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.          Common        14040H105     901.    5,970               5,970               5,970
------------------------------------------------------------------------------------------------------------------------------------
Campbell Soup Co.                    Common        134429109     494.   12,139              12,139              12,139
------------------------------------------------------------------------------------------------------------------------------------



[Repeat as necessary]


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

                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----

------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.                  Common        17275R102   2,289.   20,895              20,895              20,895
------------------------------------------------------------------------------------------------------------------------------------
Delta Air Lines, Inc.                Common        247361108     166.    2,388               2,388               2,388
------------------------------------------------------------------------------------------------------------------------------------
Dell Computer Corp.                  Common        247025109   1,985.   48,556              48,556              48,556
------------------------------------------------------------------------------------------------------------------------------------
Dun & Bradstreet                     Common        26483B106      43.    1,194               1,194               1,194
------------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                     Common        260543103   1,613.   17,313              17,313              17,313
------------------------------------------------------------------------------------------------------------------------------------
Electronic Data System Corp.         Common        285661104     436.    8,955               8,955               8,955
------------------------------------------------------------------------------------------------------------------------------------
Edison International                 Common        281020107   1,111.   49,949              49,949              49,949
------------------------------------------------------------------------------------------------------------------------------------



[Repeat as necessary]


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

                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----

------------------------------------------------------------------------------------------------------------------------------------
Eastman Kodak Co.                    Common        277461109      89.    1,393               1,393               1,393
------------------------------------------------------------------------------------------------------------------------------------
EMC Corp.                            Common        268648102   2,008.   15,721              15,721              15,721
------------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co.                       Common        345370100   2,392.   42,188              42,188              42,188
------------------------------------------------------------------------------------------------------------------------------------
Freeport McMoran Copper and Gold     Common        35671D857     915.   84,177              84,177              84,177
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                  Common        316773100   1,194.   18,109              18,109              18,109
------------------------------------------------------------------------------------------------------------------------------------
Flour Corp.                          Common        343861100      97.    3,582               3,582               3,582
------------------------------------------------------------------------------------------------------------------------------------
F P L Group, Inc.                    Common        302571104      53.      995                 995                 995
------------------------------------------------------------------------------------------------------------------------------------



[Repeat as necessary]


                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----

------------------------------------------------------------------------------------------------------------------------------------
Firstar Corp.                        Common        33763V109      89.      995                 995                 995
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                 Common        369604103   5,724.   51,740              51,740              51,740
------------------------------------------------------------------------------------------------------------------------------------
Great Lakes Chemical Corp.           Common        390568103      95.    2,587               2,587               2,587
------------------------------------------------------------------------------------------------------------------------------------
General Motors Corp.                 Common        370442105   2,147.   24,676              24,676              24,676
------------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp.                Common        373298108     296.    3,980               3,980               3,980
------------------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                            Common        364760108     442.    6,567               6,567               6,567
------------------------------------------------------------------------------------------------------------------------------------
G T E Corp.                          Common        362320103   1,782.   29,452              29,452              29,452
------------------------------------------------------------------------------------------------------------------------------------



[Repeat as necessary]


                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----

------------------------------------------------------------------------------------------------------------------------------------
International Business Machines C    Common        459200101   2,328.   13,134              13,134              13,134
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                          Common        458140100   3,028.   25,472              25,472              25,472
------------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co.                        Common        191216100   1,380.   22,487              22,487              22,487
------------------------------------------------------------------------------------------------------------------------------------
Limited, Inc.                        Common        532716107   1,341.   33,830              33,830              33,830
------------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc.            Common        549463107   1,913.   17,711              17,711              17,711
------------------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                     Common        580135101   2,597.   57,312              57,312              57,312
------------------------------------------------------------------------------------------------------------------------------------
McDermott International              Common        580037109     489.   19,303              19,303              19,303
------------------------------------------------------------------------------------------------------------------------------------



[Repeat as necessary]


                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----

------------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                      Common        585055106     372.    5,174               5,174               5,174
------------------------------------------------------------------------------------------------------------------------------------
Philip Morris Companies, Inc.        Common        718154107   2,234.   63,481              63,481              63,481
------------------------------------------------------------------------------------------------------------------------------------
Mobil Corp.                          Common        607059102   1,033.   11,741              11,741              11,741
------------------------------------------------------------------------------------------------------------------------------------
Merck & Co.                          Common        589331107   1,419.   17,711              17,711              17,711
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                      Common        594918104   2,782.   31,044              31,044              31,044
------------------------------------------------------------------------------------------------------------------------------------
Navistar Intl.                       Common        63934E108     584.   14,527              14,527              14,527
------------------------------------------------------------------------------------------------------------------------------------
Nacco Industries                     Common        629579103     870.   11,741              11,741              11,741
------------------------------------------------------------------------------------------------------------------------------------



[Repeat as necessary]


                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----

------------------------------------------------------------------------------------------------------------------------------------
Oneok Inc.                           Common        682680103     463.   18,706              18,706              18,706
------------------------------------------------------------------------------------------------------------------------------------
Phillips Petroleum                   Common        718507106   2,238.   47,362              47,362              47,362
------------------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co.           Common        69331C108   1,465.   47,163              47,163              47,163
------------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                         Common        717081103   1,684.   12,139              12,139              12,139
------------------------------------------------------------------------------------------------------------------------------------
Pall Corp.                           Common        696429307      66.    3,980               3,980               3,980
------------------------------------------------------------------------------------------------------------------------------------
Providian, Corp.                     Common        74406A102   1,467.   13,333              13,333              13,333
------------------------------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum Co.            Common        780257804     373.    7,164               7,164               7,164
------------------------------------------------------------------------------------------------------------------------------------



[Repeat as necessary]


                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----

------------------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.             Common        78387G103   1,474.   31,243              31,243              31,243
------------------------------------------------------------------------------------------------------------------------------------
Schering-Plough                      Common        806605101   2,397.   43,382              43,382              43,382
------------------------------------------------------------------------------------------------------------------------------------
Solectron Corp.                      Common        834182107   1,150.   23,681              23,681              23,681
------------------------------------------------------------------------------------------------------------------------------------
Springs Industries                   Common        851783100     415.   15,323              15,323              15,323
------------------------------------------------------------------------------------------------------------------------------------
Sempra Energy                        Common        816851109     439.   22,885              22,885              22,885
------------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.               Common        866810104   1,792.   14,328              14,328              14,328
------------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.                    Common        887315109   1,282.   18,109              18,109              18,109
------------------------------------------------------------------------------------------------------------------------------------



[Repeat as necessary]


                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----

------------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.              Common        882508104      79.      796                 796                 796
------------------------------------------------------------------------------------------------------------------------------------
Textron, Inc.                        Common        883203101     262.    3,383               3,383               3,383
------------------------------------------------------------------------------------------------------------------------------------
U S Air Group                        Common        911905107     933.   19,104              19,104              19,104
------------------------------------------------------------------------------------------------------------------------------------
Unilever N V - old                   Common        904784501   1,785.   26,865              26,865              26,865
------------------------------------------------------------------------------------------------------------------------------------
U S West, Inc.                       Common        91273H101   1,534.   27,860              27,860              27,860
------------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.            Common        913017109     970.    7,164               7,164               7,164
------------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., Class B                Common        925524308      17.      199                 199                 199
------------------------------------------------------------------------------------------------------------------------------------



[Repeat as necessary]


                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----

------------------------------------------------------------------------------------------------------------------------------------
Walgreen Co.                         Common        931422109   1,417.   50,148              50,148              50,148
------------------------------------------------------------------------------------------------------------------------------------
MCI Worldcom, Inc.                   Common        55268B106      88.      995                 995                 995
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co. (NEW)              Common        949746101   2,212.   63,083              63,083              63,083
------------------------------------------------------------------------------------------------------------------------------------
Warner-Lambert Co.                   Common        934488107   1,028.   15,522              15,522              15,522
------------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                Common        931142103     789.    8,557               8,557               8,557
------------------------------------------------------------------------------------------------------------------------------------
USX-U.S. Steel Group, Inc.           Common        90337T101     547.   23,283              23,283              23,283
------------------------------------------------------------------------------------------------------------------------------------
Exxon Corp.                          Common        302290101   3,679.   52,138              52,138              52,138
------------------------------------------------------------------------------------------------------------------------------------



[Repeat as necessary]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                                           --------------------

Form 13F Information Table Entry Total:
                                                           --------------------

Form 13F Information Table Value Total:                   $ 103,153.
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name
               28-
     ------       -----------------         ---------------------------------
     [Repeat as necessary.]